Revenue (Details Narrative) € in Thousands									1 Months Ended		12 Months Ended
	Aug. 26, 2022 USD ($)	Aug. 26, 2022 EUR (€)	Dec. 07, 2020 USD ($)	Dec. 07, 2020 EUR (€)	Nov. 16, 2020 USD ($)	Nov. 16, 2020 EUR (€)	Nov. 16, 2020 USD ($)	Nov. 15, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2023 EUR (€)	Aug. 26, 2022 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 07, 2020 EUR (€)	Jan. 31, 2018 USD ($)
IfrsStatementLineItems [Line Items]
Revenues											$ 4,498,000		$ 5,640,000		$ 5,260,000
Upfront royalties received											31,000		101,000		68,000
Cost of Sales						€ 9,000					222,000		157,000		90,000
Development services											2,741,000		3,617,000		3,337,000
Performance obligation and deferred															226,000	€ 200
Development services [member]
IfrsStatementLineItems [Line Items]
Revenues	$ 5,065,000	€ 4,962
Pediatric indication [member]
IfrsStatementLineItems [Line Items]
Licensee costs	2,872,000	2,814
Top of range [member]
IfrsStatementLineItems [Line Items]
Cost of Sales	10,500,000	9,800
United states [member]
IfrsStatementLineItems [Line Items]
Percentage of reduced royalty payments							8.50%	15.00%
United states [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Revenues							$ 40,000,000
Canada [member]
IfrsStatementLineItems [Line Items]
Percentage of reduced royalty payments					15.00%	15.00%
Canada [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Revenues					$ 40,000,000
Germany [member]
IfrsStatementLineItems [Line Items]
Performance obligation and deferred													319,000	€ 300
Novo nordisk A/S [member]
IfrsStatementLineItems [Line Items]
Cost of Sales	9,600,000	9,000			$ 9,600,000	€ 9,000
Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Revenues											4,401,000		5,482,000		5,192,000
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenues											97,000		158,000		68,000
Novo nordisk health care [member]
IfrsStatementLineItems [Line Items]
Revenues											4,328,000		5,555,000		$ 5,260,000
Transaction Price Prior To Modification [Member] | FDA Approval [Member]
IfrsStatementLineItems [Line Items]
Transaction costs																							$ 5,000
License agreement [member] | Novo nordisk A/S [member]
IfrsStatementLineItems [Line Items]
Upfront royalties received									$ 6,109,000	€ 5,000
License agreement [member] | Consilient healthcare limited [member]
IfrsStatementLineItems [Line Items]
Transaction costs			$ 1,209,000								1,629,000		1,591,000									€ 1,000
Upfront royalties received			$ 1,209,000	€ 1,000
Transaction price adjusted post modification [member]
IfrsStatementLineItems [Line Items]
Transaction costs	7,937,000										5,754,000								€ 4,700	€ 7,776
Transaction price adjusted post modification [member] | Adult indication [member]
IfrsStatementLineItems [Line Items]
Revenues																	$ 550,000	€ 470
Deferred revenue									$ 5,559,000								$ 5,559,000				€ 4,530
Pre nova amendement [member]
IfrsStatementLineItems [Line Items]
Transaction costs											195,000								€ 200
Post nova amendement [member]
IfrsStatementLineItems [Line Items]
Licensee costs											5,559,000	€ 4,500
Nova amendement [member]
IfrsStatementLineItems [Line Items]
Development services	3,865,000	4,448
Nova amendement [member] | Pediatric indication [member]
IfrsStatementLineItems [Line Items]
Licensee costs	$ 1,615,000	€ 1,880
CH agreement [member]
IfrsStatementLineItems [Line Items]
Revenues											$ 52,000		$ 18,000